Derivative Instruments And Hedging Activities Interest Rate Swap Agreements (Details) (Interest Rate Swap [Member], USD $) In Millions, unless otherwise specified							12 Months Ended
	Dec. 31, 2012 derivatives	Dec. 31, 2011 derivatives	Jan. 14, 2011 derivatives	Jan. 14, 2010	Nov. 27, 2007	Oct. 24, 2007	Dec. 31, 2012 Designated as Hedging Instrument [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member]	Dec. 31, 2010 Designated as Hedging Instrument [Member]
Derivative [Line Items]
Number of Interest Rate Derivatives Held	0	0
Number of Interest Rate Derivatives Terminated			2
Notional Amount of Interest Rate Derivatives				$ 500.0	$ 700.0	$ 1,500.0
Cash Flow Hedge Loss Reclassified to Earnings							0	2.1	38.2
Gain (Loss) on Cash Flow Hedge Ineffectiveness, Net							$ 0	$ 0	$ 62.2